JPMorgan US Sustainable Leaders Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	13.23%	13.91%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.53%	12.24%	12.74%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.91%	10.39%	11.27%